Subsequent Events (Details) - Subsequent Event [Member]	Apr. 03, 2025 USD ($)
Subsequent Events [Line Items]
Outstanding common shares transaction amount.	$ 60,000
Cash	20,000
Contingent value rights payable	16,000
Reserve fund	$ 34,325